Investment Objectives and Goals - Goldman Sachs US Mortgages Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs U.S. Mortgages Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs U.S. Mortgages Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.